Corporate debt, Details of corporate debt (Details) $ / shares in Units, $ in Thousands, € in Millions				12 Months Ended
	May 10, 2023 USD ($)	Feb. 24, 2023 USD ($)	Jul. 08, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 EUR (€)	Nov. 21, 2023 USD ($)	Aug. 07, 2023 USD ($)	Aug. 07, 2023 EUR (€)	Feb. 24, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 EUR (€)	May 18, 2021 USD ($)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)	Jul. 29, 2020 USD ($)	Jul. 17, 2020 USD ($) $ / shares shares	Jul. 08, 2020 EUR (€)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Oct. 08, 2019 USD ($)	Oct. 08, 2019 EUR (€)	May 10, 2018 USD ($)	Jul. 20, 2017 USD ($)	Jul. 20, 2017 EUR (€)
Corporate debt [Abstract]
Fixed interest rate		4.21%									4.21%
Corporate debt		$ 7,700		$ 1,084,838	$ 1,017,200	$ 1,023,071					€ 7.0
Amount drawn				161,498	101,140	$ 429,014
Maturity date		February 24, 2028
2017 Credit Facility [Member]
Corporate debt [Abstract]
Credit facility amount									$ 16,600	€ 15.0
Corporate debt				9,889	6,431
Amount drawn				$ 9,900	$ 6,400
Maturity date				July 1, 2025	July 1, 2024
2017 Credit Facility [Member] | Top of Range [Member]
Corporate debt [Abstract]
Credit facility amount																											$ 11,000	€ 10.0
2017 Credit Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																											2.00%	2.00%
2017 Credit Facility [Member] | EURIBOR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																											0.00%	0.00%
2017 Credit Facility [Member] | SOFR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																											2.00%	2.00%
2017 Credit Facility [Member] | SOFR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																											0.00%	0.00%
Line of Credit [Member]
Corporate debt [Abstract]
Credit facility amount	$ 50,000
Maturity date	May 25, 2026
Maturity period	3 years
Line of Credit [Member] | SOFR [Member]
Corporate debt [Abstract]
Adjustment to interest rate	0.00%
Line of Credit [Member] | SOFR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate	2.46%
Line of Credit [Member] | SOFR [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate	3.11%
Revolving Credit Facility [Member]
Corporate debt [Abstract]
Credit facility amount													$ 450,000													$ 215,000
Corporate debt				$ 54,688	$ 29,499
Amount drawn				55,000	30,000
Credit facility amount available				$ 378,000	385,000
Maturity date				December 31, 2025
Letters of Credit [Member]
Corporate debt [Abstract]
Credit facility amount				$ 100,000
Amount drawn				17,000	35,000
Base Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																										0.60%
Base Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																										1.00%
Base Rate Loans [Member] | Federal Funds Rate [Member]
Corporate debt [Abstract]
Adjustment to interest rate																										0.50%
Base Rate Loans [Member] | SOFR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																										1.00%
Eurodollar Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																										1.60%
Eurodollar Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																										2.25%
Eurodollar Rate Loans [Member] | SOFR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																										0.10%
Commercial Paper [Member]
Corporate debt [Abstract]
Corporate debt				25,691	9,937
Short term notes issued amount				$ 25,700	10,100		€ 23.3					€ 9.3
Term of short term notes				2 years
Percentage average cost of issued short term notes				5.23%
Commercial Paper [Member] | Top of Range [Member]
Corporate debt [Abstract]
Short term notes issued amount								$ 100,000																$ 55,000	€ 50.0
2020 Green Private Placement [Member]
Corporate debt [Abstract]
Principal amount																						$ 320,000	€ 290.0
Corporate debt				$ 318,842	308,812
Adjustment to interest rate																						1.96%	1.96%
Maturity date				June 2026
Note Issuance Facility 2020 [Member]
Corporate debt [Abstract]
Fixed interest rate			5.25%																		5.25%
Credit facility amount			$ 155,000																		€ 140.0
Corporate debt				$ 152,356	147,257
Adjustment to interest rate				4.00%			4.00%
Maturity date				December 31, 2024
Maturity period				7 years
Note Issuance Facility 2020 [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Variable interest period			3 months
Adjustment to interest rate			0.00%																		0.00%
Interest capitalization period			3 years 6 months
Green Exchangeable Notes Due 2025 [Member]
Corporate debt [Abstract]
Fixed interest rate																				4.00%
Corporate debt				$ 112,128	109,162
Maturity date				July 15, 2025
Principal amount of notes issued																			$ 15,000	$ 100,000
Exchange rate of notes (in shares) | shares																				29.107
Principal amount of notes for exchange rate																				$ 1,000
Initial exchange price of notes (in dollars per share) | $ / shares																				$ 34.36
Amount of transaction date of fair value fair value are accounted for through the profit and loss statement																				$ 10,000
Bank Loan [Member]
Corporate debt [Abstract]
Fixed interest rate																	2.50%	2.50%
Corporate debt																	$ 5,500	€ 5.0
Maturity date				December 4, 2025
BBVA Loan [Member]
Corporate debt [Abstract]
Fixed interest rate														1.90%	1.90%
Corporate debt														$ 5,500	€ 5.0
Maturity date				January 31, 2026
Green Senior Notes Due 2028 [Member]
Corporate debt [Abstract]
Principal amount																$ 400,000
Fixed interest rate																4.125%
Corporate debt				$ 396,927	$ 396,024
Maturity date				May 15, 2028